Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000159640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class A
Trading Symbol	GGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities produced strongly positive returns driven by a broad market rotation into defensive asset classes amid heightened market volatility and the U.S. Federal Reserve’s (Fed) resumption of interest rate cuts. Among sectors, transportation infrastructure, including airport services and industrial companies, performed particularly well on U.S. economic strength, Fed easing and falling oil prices. Conversely, communications infrastructure companies, such as telecommunication towers and data centers, were challenged by shrinking profit margins due in part to high capital expenditures for infrastructure upgrades and volatile raw material prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$9,450	$10,000	$10,000
12/16	$10,069	$9,515	$10,227	$11,211
12/17	$11,306	$10,685	$11,842	$13,898
12/18	$10,254	$9,690	$10,910	$12,590
12/19	$13,455	$12,715	$14,040	$15,940
12/20	$12,920	$12,209	$13,061	$18,530
12/21	$15,006	$14,181	$15,657	$21,965
12/22	$13,863	$13,100	$14,620	$17,932
12/23	$14,525	$13,726	$15,280	$21,913
12/24	$16,124	$15,238	$16,804	$25,746
12/25	$18,580	$17,558	$19,174	$31,498

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced June 27, 2016)	15.23%	7.53%	6.72%
Class A Including sale charges (Commenced on June 27, 2016)	8.88%	6.32%	6.09%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	14.10%	7.98%	7.08%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	12.81%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 100,089,642
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 895,418
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$100,089,642
# of Portfolio Holdings as of Period End	52
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$895,418

Holdings [Text Block]

Sector Allocation (%)

Utilities	39.7%
Energy	29.6%
Industrials	15.4%
Real Estate	10.5%
Communication Services	2.5%
Investment Company	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class C
Trading Symbol	GGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$211	1.97%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities produced strongly positive returns driven by a broad market rotation into defensive asset classes amid heightened market volatility and the U.S. Federal Reserve’s (Fed) resumption of interest rate cuts. Among sectors, transportation infrastructure, including airport services and industrial companies, performed particularly well on U.S. economic strength, Fed easing and falling oil prices. Conversely, communications infrastructure companies, such as telecommunication towers and data centers, were challenged by shrinking profit margins due in part to high capital expenditures for infrastructure upgrades and volatile raw material prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$9,900	$10,000	$10,000
12/16	$10,030	$9,930	$10,227	$11,211
12/17	$11,179	$11,068	$11,842	$13,898
12/18	$10,066	$9,965	$10,910	$12,590
12/19	$13,117	$12,986	$14,040	$15,940
12/20	$12,489	$12,364	$13,061	$18,530
12/21	$14,397	$14,253	$15,657	$21,965
12/22	$13,203	$13,071	$14,620	$17,932
12/23	$13,725	$13,588	$15,280	$21,913
12/24	$15,135	$14,983	$16,804	$25,746
12/25	$17,293	$17,120	$19,174	$31,498

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced June 27, 2016)	14.26%	6.72%	5.92%
Class C Including sale charges (Commenced on June 27, 2016)	13.12%	6.72%	5.92%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	14.10%	7.98%	7.08%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	12.81%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 100,089,642
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 895,418
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$100,089,642
# of Portfolio Holdings as of Period End	52
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$895,418

Holdings [Text Block]

Sector Allocation (%)

Utilities	39.7%
Energy	29.6%
Industrials	15.4%
Real Estate	10.5%
Communication Services	2.5%
Investment Company	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159642
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	GGIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities produced strongly positive returns driven by a broad market rotation into defensive asset classes amid heightened market volatility and the U.S. Federal Reserve’s (Fed) resumption of interest rate cuts. Among sectors, transportation infrastructure, including airport services and industrial companies, performed particularly well on U.S. economic strength, Fed easing and falling oil prices. Conversely, communications infrastructure companies, such as telecommunication towers and data centers, were challenged by shrinking profit margins due in part to high capital expenditures for infrastructure upgrades and volatile raw material prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$1,000,000	$1,000,000	$1,000,000
12/16	$1,008,900	$1,022,700	$1,121,100
12/17	$1,137,232	$1,184,184	$1,389,828
12/18	$1,036,132	$1,090,989	$1,259,045
12/19	$1,364,172	$1,403,994	$1,593,951
12/20	$1,314,516	$1,306,135	$1,852,968
12/21	$1,531,411	$1,565,665	$2,196,508
12/22	$1,420,537	$1,462,018	$1,793,229
12/23	$1,493,410	$1,527,955	$2,191,326
12/24	$1,662,464	$1,680,444	$2,574,589
12/25	$1,917,819	$1,917,387	$3,149,752

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Institutional (Commenced June 27, 2016)	15.36%	7.84%	7.08%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	14.10%	7.98%	7.08%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	12.81%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 100,089,642
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 895,418
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$100,089,642
# of Portfolio Holdings as of Period End	52
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$895,418

Holdings [Text Block]

Sector Allocation (%)

Utilities	39.7%
Energy	29.6%
Industrials	15.4%
Real Estate	10.5%
Communication Services	2.5%
Investment Company	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Investor Class
Trading Symbol	GGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities produced strongly positive returns driven by a broad market rotation into defensive asset classes amid heightened market volatility and the U.S. Federal Reserve’s (Fed) resumption of interest rate cuts. Among sectors, transportation infrastructure, including airport services and industrial companies, performed particularly well on U.S. economic strength, Fed easing and falling oil prices. Conversely, communications infrastructure companies, such as telecommunication towers and data centers, were challenged by shrinking profit margins due in part to high capital expenditures for infrastructure upgrades and volatile raw material prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$10,000	$10,000
12/16	$10,082	$10,227	$11,211
12/17	$11,348	$11,842	$13,898
12/18	$10,327	$10,910	$12,590
12/19	$13,579	$14,040	$15,940
12/20	$13,062	$13,061	$18,530
12/21	$15,215	$15,657	$21,965
12/22	$14,088	$14,620	$17,932
12/23	$14,792	$15,280	$21,913
12/24	$16,468	$16,804	$25,746
12/25	$19,016	$19,174	$31,498

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Investor (Commenced June 27, 2016)	15.47%	7.80%	6.98%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	14.10%	7.98%	7.08%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	12.81%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 100,089,642
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 895,418
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$100,089,642
# of Portfolio Holdings as of Period End	52
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$895,418

Holdings [Text Block]

Sector Allocation (%)

Utilities	39.7%
Energy	29.6%
Industrials	15.4%
Real Estate	10.5%
Communication Services	2.5%
Investment Company	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159645
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	GGIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities produced strongly positive returns driven by a broad market rotation into defensive asset classes amid heightened market volatility and the U.S. Federal Reserve’s (Fed) resumption of interest rate cuts. Among sectors, transportation infrastructure, including airport services and industrial companies, performed particularly well on U.S. economic strength, Fed easing and falling oil prices. Conversely, communications infrastructure companies, such as telecommunication towers and data centers, were challenged by shrinking profit margins due in part to high capital expenditures for infrastructure upgrades and volatile raw material prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
6/27/16	$10,000	$10,000	$10,000
12/16	$10,091	$10,227	$11,211
12/17	$11,377	$11,842	$13,898
12/18	$10,366	$10,910	$12,590
12/19	$13,645	$14,040	$15,940
12/20	$13,147	$13,061	$18,530
12/21	$15,323	$15,657	$21,965
12/22	$14,212	$14,620	$17,932
12/23	$14,936	$15,280	$21,913
12/24	$16,632	$16,804	$25,746
12/25	$19,214	$19,174	$31,498

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced June 27, 2016)	15.52%	7.88%	7.10%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	14.10%	7.98%	7.08%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	12.81%

Performance Inception Date	Jun. 27, 2016
AssetsNet	$ 100,089,642
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 895,418
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$100,089,642
# of Portfolio Holdings as of Period End	52
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$895,418

Holdings [Text Block]

Sector Allocation (%)

Utilities	39.7%
Energy	29.6%
Industrials	15.4%
Real Estate	10.5%
Communication Services	2.5%
Investment Company	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class P
Trading Symbol	GGWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global infrastructure securities produced strongly positive returns driven by a broad market rotation into defensive asset classes amid heightened market volatility and the U.S. Federal Reserve’s (Fed) resumption of interest rate cuts. Among sectors, transportation infrastructure, including airport services and industrial companies, performed particularly well on U.S. economic strength, Fed easing and falling oil prices. Conversely, communications infrastructure companies, such as telecommunication towers and data centers, were challenged by shrinking profit margins due in part to high capital expenditures for infrastructure upgrades and volatile raw material prices.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	MSCI® ACWI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,409	$9,496	$8,955
12/19	$12,398	$12,220	$11,337
12/20	$11,936	$11,369	$13,179
12/21	$13,924	$13,628	$15,623
12/22	$12,905	$12,725	$12,754
12/23	$13,572	$13,299	$15,586
12/24	$15,103	$14,627	$18,312
12/25	$17,449	$16,689	$22,403

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	15.53%	7.89%	7.48%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	14.10%	7.98%	6.86%
MSCI® ACWI Index (Net, USD, Unhedged)	22.34%	11.19%	11.02%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 100,089,642
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 895,418
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$100,089,642
# of Portfolio Holdings as of Period End	52
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$895,418

Holdings [Text Block]

Sector Allocation (%)

Utilities	39.7%
Energy	29.6%
Industrials	15.4%
Real Estate	10.5%
Communication Services	2.5%
Investment Company	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025609
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class A
Trading Symbol	GREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$9,450	$10,000	$10,000	$10,000
12/16	$10,540	$9,960	$10,863	$10,764	$11,196
12/17	$10,762	$10,170	$11,805	$11,287	$13,640
12/18	$10,182	$9,622	$11,328	$10,746	$13,043
12/19	$12,778	$12,075	$14,574	$13,510	$17,150
12/20	$11,772	$11,125	$13,828	$12,435	$20,305
12/21	$16,991	$16,056	$19,539	$18,169	$26,135
12/22	$12,221	$11,549	$14,664	$13,306	$21,402
12/23	$14,248	$13,464	$16,330	$15,460	$27,029
12/24	$15,110	$14,279	$17,134	$16,876	$33,791
12/25	$15,025	$14,199	$17,523	$17,461	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	-0.56%	5.00%	4.15%
Class A Including sale charges	-6.05%	3.82%	3.57%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	5.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025611
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class C
Trading Symbol	GRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$194	1.95%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$9,900	$10,000	$10,000	$10,000
12/16	$10,457	$10,352	$10,863	$10,764	$11,196
12/17	$10,601	$10,495	$11,805	$11,287	$13,640
12/18	$9,953	$9,853	$11,328	$10,746	$13,043
12/19	$12,403	$12,279	$14,574	$13,510	$17,150
12/20	$11,346	$11,233	$13,828	$12,435	$20,305
12/21	$16,239	$16,076	$19,539	$18,169	$26,135
12/22	$11,604	$11,488	$14,664	$13,306	$21,402
12/23	$13,418	$13,284	$16,330	$15,460	$27,029
12/24	$14,128	$13,986	$17,134	$16,876	$33,791
12/25	$13,928	$13,789	$17,523	$17,461	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	-1.41%	4.18%	3.37%
Class C Including sale charges	-2.40%	4.18%	3.37%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	5.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025607
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	GREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.84%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
1/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,058,300	$1,086,300	$1,076,352	$1,119,600
12/17	$1,085,604	$1,180,482	$1,128,742	$1,364,009
12/18	$1,030,890	$1,132,791	$1,074,550	$1,304,265
12/19	$1,299,024	$1,457,449	$1,351,029	$1,714,978
12/20	$1,201,597	$1,382,827	$1,243,491	$2,030,534
12/21	$1,739,192	$1,953,935	$1,816,898	$2,613,501
12/22	$1,256,218	$1,466,428	$1,330,644	$2,140,196
12/23	$1,468,770	$1,633,014	$1,546,034	$2,702,853
12/24	$1,562,331	$1,713,359	$1,687,601	$3,379,107
12/25	$1,559,050	$1,752,252	$1,746,081	$3,983,291

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	-0.21%	5.34%	4.54%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	5.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025608
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Service Class
Trading Symbol	GRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$134	1.34%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,521	$10,863	$10,764	$11,196
12/17	$10,739	$11,805	$11,287	$13,640
12/18	$10,142	$11,328	$10,746	$13,043
12/19	$12,718	$14,574	$13,510	$17,150
12/20	$11,704	$13,828	$12,435	$20,305
12/21	$16,869	$19,539	$18,169	$26,135
12/22	$12,126	$14,664	$13,306	$21,402
12/23	$14,107	$16,330	$15,460	$27,029
12/24	$14,935	$17,134	$16,876	$33,791
12/25	$14,833	$17,523	$17,461	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	-0.68%	4.85%	4.02%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	5.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058978
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Investor Class
Trading Symbol	GRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,567	$10,863	$10,764	$11,196
12/17	$10,823	$11,805	$11,287	$13,640
12/18	$10,262	$11,328	$10,746	$13,043
12/19	$12,914	$14,574	$13,510	$17,150
12/20	$11,931	$13,828	$12,435	$20,305
12/21	$17,250	$19,539	$18,169	$26,135
12/22	$12,437	$14,664	$13,306	$21,402
12/23	$14,540	$16,330	$15,460	$27,029
12/24	$15,456	$17,134	$16,876	$33,791
12/25	$15,398	$17,523	$17,461	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	-0.38%	5.23%	4.41%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	5.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	GREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,579	$10,863	$10,764	$11,196
12/17	$10,854	$11,805	$11,287	$13,640
12/18	$10,308	$11,328	$10,746	$13,043
12/19	$12,990	$14,574	$13,510	$17,150
12/20	$12,017	$13,828	$12,435	$20,305
12/21	$17,394	$19,539	$18,169	$26,135
12/22	$12,555	$14,664	$13,306	$21,402
12/23	$14,694	$16,330	$15,460	$27,029
12/24	$15,632	$17,134	$16,876	$33,791
12/25	$15,602	$17,523	$17,461	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R6	-0.19%	5.35%	4.54%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	5.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058977
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R
Trading Symbol	GRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$144	1.45%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
1/1/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,509	$10,863	$10,764	$11,196
12/17	$10,711	$11,805	$11,287	$13,640
12/18	$10,109	$11,328	$10,746	$13,043
12/19	$12,650	$14,574	$13,510	$17,150
12/20	$11,636	$13,828	$12,435	$20,305
12/21	$16,734	$19,539	$18,169	$26,135
12/22	$12,012	$14,664	$13,306	$21,402
12/23	$13,965	$16,330	$15,460	$27,029
12/24	$14,767	$17,134	$16,876	$33,791
12/25	$14,656	$17,523	$17,461	$39,833

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	-0.75%	4.72%	3.89%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	5.76%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	5.73%
S&P 500® Index	17.88%	14.42%	14.81%

AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class P
Trading Symbol	GMJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. real estate securities market, as represented by the FTSE NAREIT All Equity REITs Index (Total Return, Unhedged, USD) (FTSE Index), underperformed both bonds and U.S. equities broadly during the Period, as measured by the Bloomberg U.S. Aggregate Bond Index and S&P 500 Index, respectively. Interest rates were a major driver of performance, as interest rates were higher for longer and only began to slowly come down in the latter third of 2025. Other factors affecting the U.S. real estate securities market included declining valuations in many segments of the sector and increasing operating costs across the sector as impacted by inflation. Indeed, inflation also impacted capitalization rate assumptions, which, in turn, lowered property valuations. Still, high development costs and constrained financing slowed new supply—while demand remained healthy—creating a favorable fundamental backdrop for higher rents and net operating income growth. Overall, the health care subsector was strongest, with an aging population remaining a tailwind, and office REITs were weakest given weak demand, high vacancies and depressed investor sentiment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	S&P 500® Index
4/17/18	$10,000	$10,000	$10,000	$10,000
12/18	$10,136	$10,228	$10,214	$9,394
12/19	$12,775	$13,159	$12,842	$12,352
12/20	$11,817	$12,486	$11,820	$14,625
12/21	$17,110	$17,642	$17,270	$18,824
12/22	$12,357	$13,240	$12,648	$15,415
12/23	$14,450	$14,745	$14,696	$19,467
12/24	$15,385	$15,470	$16,041	$24,338
12/25	$15,359	$15,821	$16,597	$28,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	-0.17%	5.38%	5.72%
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)	2.27%	4.85%	6.13%
Wilshire U.S. Real Estate Securities Index (Total Return, USD, Unhedged)	3.47%	7.02%	6.79%
S&P 500® Index	17.88%	14.42%	14.64%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 52,228,604
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 590,881
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$52,228,604
# of Portfolio Holdings as of Period End	36
Portfolio Turnover Rate for the Period	27%
Total Net Advisory Fees Paid for the Period	$590,881

Holdings [Text Block]

Sector Allocation (%)

Real Estate	97.4%
Consumer Discretionary	0.7%
Other	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050444
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GATMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$145	1.21%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$10,000	$9,450	$10,000
12/16	$10,094	$9,539	$10,100
12/17	$13,006	$12,291	$12,628
12/18	$10,813	$10,219	$10,887
12/19	$12,831	$12,125	$13,283
12/20	$14,086	$13,311	$14,321
12/21	$15,779	$14,911	$15,934
12/22	$13,355	$12,621	$13,632
12/23	$16,021	$15,140	$16,118
12/24	$16,981	$16,047	$16,734
12/25	$23,595	$22,297	$21,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	38.95%	10.86%	8.96%
Class A Including sale charges	31.28%	9.61%	8.35%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 1,029,625,951
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 7,919,942
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,029,625,951
# of Portfolio Holdings as of Period End	286
Portfolio Turnover Rate for the Period	175%
Total Net Advisory Fees Paid for the Period	$7,919,942

Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	12.4%
Information Technology	9.8%
Consumer Discretionary	8.3%
Consumer Staples	7.7%
Materials	6.7%
Energy	3.3%
Other	9.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050445
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$233	1.96%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$10,000	$9,900	$10,000
12/16	$10,011	$9,911	$10,100
12/17	$12,799	$12,671	$12,628
12/18	$10,573	$10,468	$10,887
12/19	$12,449	$12,325	$13,283
12/20	$13,558	$13,423	$14,321
12/21	$15,075	$14,925	$15,934
12/22	$12,669	$12,543	$13,632
12/23	$15,074	$14,923	$16,118
12/24	$15,862	$15,704	$16,734
12/25	$21,890	$21,671	$21,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	38.00%	10.05%	8.14%
Class C Including sale charges	36.98%	10.05%	8.14%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 1,029,625,951
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 7,919,942
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,029,625,951
# of Portfolio Holdings as of Period End	286
Portfolio Turnover Rate for the Period	175%
Total Net Advisory Fees Paid for the Period	$7,919,942

Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	12.4%
Information Technology	9.8%
Consumer Discretionary	8.3%
Consumer Staples	7.7%
Materials	6.7%
Energy	3.3%
Other	9.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050443
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Institutional Class
Trading Symbol	GHTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.90%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$1,000,000	$1,000,000
12/16	$1,012,600	$1,010,000
12/17	$1,310,507	$1,262,803
12/18	$1,094,404	$1,088,662
12/19	$1,302,451	$1,328,277
12/20	$1,434,519	$1,432,148
12/21	$1,612,686	$1,593,408
12/22	$1,370,461	$1,363,161
12/23	$1,647,705	$1,611,801
12/24	$1,751,675	$1,673,372
12/25	$2,443,237	$2,195,799

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	39.48%	11.23%	9.34%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 1,029,625,951
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 7,919,942
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,029,625,951
# of Portfolio Holdings as of Period End	286
Portfolio Turnover Rate for the Period	175%
Total Net Advisory Fees Paid for the Period	$7,919,942

Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	12.4%
Information Technology	9.8%
Consumer Discretionary	8.3%
Consumer Staples	7.7%
Materials	6.7%
Energy	3.3%
Other	9.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Investor Class
Trading Symbol	GITRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$115	0.96%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
1/1/16	$10,000	$10,000
12/16	$10,121	$10,100
12/17	$13,065	$12,628
12/18	$10,889	$10,887
12/19	$12,946	$13,283
12/20	$14,257	$14,321
12/21	$16,012	$15,934
12/22	$13,586	$13,632
12/23	$16,338	$16,118
12/24	$17,360	$16,734
12/25	$24,197	$21,958

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	39.39%	11.16%	9.23%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	8.18%

AssetsNet	$ 1,029,625,951
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 7,919,942
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,029,625,951
# of Portfolio Holdings as of Period End	286
Portfolio Turnover Rate for the Period	175%
Total Net Advisory Fees Paid for the Period	$7,919,942

Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	12.4%
Information Technology	9.8%
Consumer Discretionary	8.3%
Consumer Staples	7.7%
Materials	6.7%
Energy	3.3%
Other	9.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200308
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GHTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$107	0.89%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
4/30/18	$10,000	$10,000
12/18	$8,293	$8,560
12/19	$9,873	$10,444
12/20	$10,883	$11,261
12/21	$12,236	$12,529
12/22	$10,387	$10,718
12/23	$12,495	$12,673
12/24	$13,291	$13,157
12/25	$18,535	$17,265

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	39.45%	11.23%	8.37%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	7.37%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 1,029,625,951
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 7,919,942
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,029,625,951
# of Portfolio Holdings as of Period End	286
Portfolio Turnover Rate for the Period	175%
Total Net Advisory Fees Paid for the Period	$7,919,942

Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	12.4%
Information Technology	9.8%
Consumer Discretionary	8.3%
Consumer Staples	7.7%
Materials	6.7%
Energy	3.3%
Other	9.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GGCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$107	0.89%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market performed strongly overall in 2025, significantly outpacing U.S. stocks in positive territory for the first time since 2017 and by the widest gap since 1993. Such strong performance was supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, increased defense spending, favorable currency movements, rising commodity prices, resilient corporate earnings, strong global enthusiasm for technology/AI, political stability in Japan, higher U.S. equity valuations and the U.S. Federal Reserve’s commencement of a monetary easing cycle—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East, Russia/Ukraine and other “hot spots” around the world.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000
12/18	$8,191	$8,548
12/19	$9,749	$10,429
12/20	$10,736	$11,245
12/21	$12,069	$12,511
12/22	$10,255	$10,703
12/23	$12,335	$12,656
12/24	$13,120	$13,139
12/25	$18,292	$17,241

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	39.42%	11.24%	8.14%
MSCI EAFE Index (Net, USD, Unhedged)	31.22%	8.92%	7.32%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,029,625,951
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 7,919,942
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,029,625,951
# of Portfolio Holdings as of Period End	286
Portfolio Turnover Rate for the Period	175%
Total Net Advisory Fees Paid for the Period	$7,919,942

Holdings [Text Block]

Sector Allocation (%)

Financials	25.2%
Industrials	18.4%
Health Care	12.4%
Information Technology	9.8%
Consumer Discretionary	8.3%
Consumer Staples	7.7%
Materials	6.7%
Energy	3.3%
Other	9.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025603
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GCTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 3000® Index
1/1/16	$10,000	$9,450	$10,000
12/16	$10,912	$10,312	$11,274
12/17	$13,081	$12,362	$13,656
12/18	$12,015	$11,354	$12,941
12/19	$15,077	$14,247	$16,955
12/20	$17,656	$16,685	$20,497
12/21	$22,741	$21,490	$25,756
12/22	$18,077	$17,083	$20,808
12/23	$22,309	$21,082	$26,210
12/24	$28,015	$26,475	$32,451
12/25	$32,215	$30,443	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	14.99%	12.77%	12.40%
Class A Including sale charges	8.66%	11.51%	11.76%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 4,329,184,756
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 24,433,309
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,329,184,756
# of Portfolio Holdings as of Period End	253
Portfolio Turnover Rate for the Period	188%
Total Net Advisory Fees Paid for the Period	$24,433,309

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	14.6%
Consumer Discretionary	12.6%
Health Care	11.7%
Industrials	10.0%
Communication Services	9.3%
Consumer Staples	3.7%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025605
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.76%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 3000® Index
1/1/16	$10,000	$9,900	$10,000
12/16	$10,837	$10,729	$11,274
12/17	$12,887	$12,758	$13,656
12/18	$11,747	$11,629	$12,941
12/19	$14,630	$14,483	$16,955
12/20	$17,014	$16,844	$20,497
12/21	$21,747	$21,530	$25,756
12/22	$17,154	$16,983	$20,808
12/23	$21,014	$20,804	$26,210
12/24	$26,194	$25,932	$32,451
12/25	$29,893	$29,594	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	14.12%	11.92%	11.56%
Class C Including sale charges	13.12%	11.92%	11.56%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 4,329,184,756
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 24,433,309
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,329,184,756
# of Portfolio Holdings as of Period End	253
Portfolio Turnover Rate for the Period	188%
Total Net Advisory Fees Paid for the Period	$24,433,309

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	14.6%
Consumer Discretionary	12.6%
Health Care	11.7%
Industrials	10.0%
Communication Services	9.3%
Consumer Staples	3.7%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025601
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Institutional Class
Trading Symbol	GCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 3000® Index
1/1/16	$1,000,000	$1,000,000
12/16	$1,096,400	$1,127,400
12/17	$1,318,860	$1,365,620
12/18	$1,216,252	$1,294,061
12/19	$1,531,262	$1,695,479
12/20	$1,799,692	$2,049,664
12/21	$2,325,742	$2,575,608
12/22	$1,854,546	$2,080,834
12/23	$2,296,114	$2,621,019
12/24	$2,892,874	$3,245,083
12/25	$3,336,930	$3,801,615

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	15.35%	13.13%	12.79%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 4,329,184,756
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 24,433,309
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,329,184,756
# of Portfolio Holdings as of Period End	253
Portfolio Turnover Rate for the Period	188%
Total Net Advisory Fees Paid for the Period	$24,433,309

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	14.6%
Consumer Discretionary	12.6%
Health Care	11.7%
Industrials	10.0%
Communication Services	9.3%
Consumer Staples	3.7%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025602
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Service Class
Trading Symbol	GCTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 3000® Index
1/1/16	$10,000	$10,000
12/16	$10,909	$11,274
12/17	$13,059	$13,656
12/18	$11,980	$12,941
12/19	$15,013	$16,955
12/20	$17,553	$20,497
12/21	$22,570	$25,756
12/22	$17,909	$20,808
12/23	$22,058	$26,210
12/24	$27,650	$32,451
12/25	$31,737	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	14.78%	12.57%	12.23%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 4,329,184,756
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 24,433,309
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,329,184,756
# of Portfolio Holdings as of Period End	253
Portfolio Turnover Rate for the Period	188%
Total Net Advisory Fees Paid for the Period	$24,433,309

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	14.6%
Consumer Discretionary	12.6%
Health Care	11.7%
Industrials	10.0%
Communication Services	9.3%
Consumer Staples	3.7%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Investor Class
Trading Symbol	GQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 3000® Index
1/1/16	$10,000	$10,000
12/16	$10,943	$11,274
12/17	$13,147	$13,656
12/18	$12,102	$12,941
12/19	$15,226	$16,955
12/20	$17,880	$20,497
12/21	$23,089	$25,756
12/22	$18,400	$20,808
12/23	$22,762	$26,210
12/24	$28,653	$32,451
12/25	$33,028	$38,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	15.27%	13.05%	12.68%
Russell 3000® Index	17.15%	13.14%	14.27%

AssetsNet	$ 4,329,184,756
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 24,433,309
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,329,184,756
# of Portfolio Holdings as of Period End	253
Portfolio Turnover Rate for the Period	188%
Total Net Advisory Fees Paid for the Period	$24,433,309

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	14.6%
Consumer Discretionary	12.6%
Health Care	11.7%
Industrials	10.0%
Communication Services	9.3%
Consumer Staples	3.7%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index
4/30/18	$10,000	$10,000
12/18	$9,128	$9,501
12/19	$11,498	$12,448
12/20	$13,514	$15,049
12/21	$17,466	$18,910
12/22	$13,927	$15,277
12/23	$17,249	$19,244
12/24	$21,729	$23,825
12/25	$25,068	$27,911

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	15.37%	13.15%	12.71%
Russell 3000® Index	17.15%	13.14%	14.30%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 4,329,184,756
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 24,433,309
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,329,184,756
# of Portfolio Holdings as of Period End	253
Portfolio Turnover Rate for the Period	188%
Total Net Advisory Fees Paid for the Period	$24,433,309

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	14.6%
Consumer Discretionary	12.6%
Health Care	11.7%
Industrials	10.0%
Communication Services	9.3%
Consumer Staples	3.7%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201767
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GSDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, mixed economic and labor market data, concern over elevated valuations and a record government shutdown but generated strong positive returns for the Period overall. The market’s advance was supported by easing trade tensions, robust corporate earnings results, better than consensus anticipated inflation data and the Federal Reserve’s commencement of a monetary easing cycle. Optimism about AI growth momentum was scrutinized but rather persistent, and consumer spending remained resilient, underscoring the potential longevity of both themes.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 3000® Index
4/17/18	$10,000	$10,000
12/18	$8,938	$9,299
12/19	$11,257	$12,184
12/20	$13,231	$14,729
12/21	$17,098	$18,508
12/22	$13,636	$14,953
12/23	$16,887	$18,834
12/24	$21,272	$23,319
12/25	$24,546	$27,318

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	15.39%	13.15%	12.34%
Russell 3000® Index	17.15%	13.14%	13.91%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 4,329,184,756
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 24,433,309
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$4,329,184,756
# of Portfolio Holdings as of Period End	253
Portfolio Turnover Rate for the Period	188%
Total Net Advisory Fees Paid for the Period	$24,433,309

Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.9%
Financials	14.6%
Consumer Discretionary	12.6%
Health Care	11.7%
Industrials	10.0%
Communication Services	9.3%
Consumer Staples	3.7%
Materials	3.1%
Real Estate	2.8%
Other	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107193
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	GMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.30%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$9,450	$10,000	$10,000
12/16	$9,912	$9,367	$10,033	$10,395
12/17	$10,139	$9,581	$10,119	$10,711
12/18	$9,899	$9,354	$10,309	$10,900
12/19	$10,124	$9,568	$10,544	$11,795
12/20	$10,796	$10,202	$10,614	$12,454
12/21	$11,297	$10,675	$10,619	$12,281
12/22	$13,565	$12,819	$10,775	$10,903
12/23	$12,998	$12,283	$11,314	$11,682
12/24	$12,308	$11,631	$11,908	$12,079
12/25	$12,335	$11,656	$12,406	$12,666

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	0.22%	2.70%	2.12%
Class A Including sale charges	-5.30%	1.54%	1.55%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 164,759,208
Advisory Fees Paid, Amount	$ 1,384,775
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$164,759,208
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,384,775

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets ex US Equity	34.3	27.4	6.9	20.6
Developed Markets Currency	55.3	33.7	21.6	12.1
Emerging Markets Equity	9.1	8.7	0.4	8.3
Emerging Markets Currency	19.5	12.7	6.8	5.9
Long-Term Fixed Income	230.2	87.6	142.6	-54.9
Medium-Term Fixed Income	25.6	18.3	7.3	11.0
Short-Term Fixed Income	71.3	35.7	35.6	0.1
Commodities	21.0	6.7	14.3	-7.6
Developed Markets Equity Volatility	1.3	0.6	0.7	-0.1
US Equity	41.6	40.3	1.4	38.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective August 5, 2025, the Fund’s Investment Adviser agreed to (i) waive a portion of its management fee to achieve an effective net management fee rate of 0.70% as an annual percentage of average daily net assets of the Fund and (ii) increase the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027.

The Fund's net expense ratio decreased during the Period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	GMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	2.10%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$9,900	$10,000	$10,000
12/16	$9,839	$9,741	$10,033	$10,395
12/17	$9,981	$9,881	$10,119	$10,711
12/18	$9,673	$9,577	$10,309	$10,900
12/19	$9,819	$9,721	$10,544	$11,795
12/20	$10,399	$10,295	$10,614	$12,454
12/21	$10,784	$10,677	$10,619	$12,281
12/22	$12,862	$12,733	$10,775	$10,903
12/23	$12,248	$12,126	$11,314	$11,682
12/24	$11,492	$11,377	$11,908	$12,079
12/25	$11,435	$11,321	$12,406	$12,666

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	-0.50%	1.92%	1.35%
Class C Including sale charges	-1.49%	1.92%	1.35%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 164,759,208
Advisory Fees Paid, Amount	$ 1,384,775
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$164,759,208
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,384,775

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets ex US Equity	34.3	27.4	6.9	20.6
Developed Markets Currency	55.3	33.7	21.6	12.1
Emerging Markets Equity	9.1	8.7	0.4	8.3
Emerging Markets Currency	19.5	12.7	6.8	5.9
Long-Term Fixed Income	230.2	87.6	142.6	-54.9
Medium-Term Fixed Income	25.6	18.3	7.3	11.0
Short-Term Fixed Income	71.3	35.7	35.6	0.1
Commodities	21.0	6.7	14.3	-7.6
Developed Markets Equity Volatility	1.3	0.6	0.7	-0.1
US Equity	41.6	40.3	1.4	38.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective August 5, 2025, the Fund’s Investment Adviser agreed to (i) waive a portion of its management fee to achieve an effective net management fee rate of 0.70% as an annual percentage of average daily net assets of the Fund and (ii) increase the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027.

The Fund's net expense ratio decreased during the Period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107195
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	GMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$1,000,000	$1,000,000	$1,000,000
12/16	$994,300	$1,003,300	$1,039,500
12/17	$1,021,444	$1,011,928	$1,071,101
12/18	$999,688	$1,030,851	$1,089,952
12/19	$1,027,879	$1,054,355	$1,179,546
12/20	$1,099,522	$1,061,419	$1,245,365
12/21	$1,154,388	$1,061,950	$1,228,054
12/22	$1,392,077	$1,077,454	$1,090,267
12/23	$1,339,178	$1,131,435	$1,168,221
12/24	$1,272,353	$1,190,835	$1,207,940
12/25	$1,280,496	$1,240,612	$1,266,646

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	0.64%	3.09%	2.50%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 164,759,208
Advisory Fees Paid, Amount	$ 1,384,775
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$164,759,208
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,384,775

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets ex US Equity	34.3	27.4	6.9	20.6
Developed Markets Currency	55.3	33.7	21.6	12.1
Emerging Markets Equity	9.1	8.7	0.4	8.3
Emerging Markets Currency	19.5	12.7	6.8	5.9
Long-Term Fixed Income	230.2	87.6	142.6	-54.9
Medium-Term Fixed Income	25.6	18.3	7.3	11.0
Short-Term Fixed Income	71.3	35.7	35.6	0.1
Commodities	21.0	6.7	14.3	-7.6
Developed Markets Equity Volatility	1.3	0.6	0.7	-0.1
US Equity	41.6	40.3	1.4	38.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective August 5, 2025, the Fund’s Investment Adviser agreed to (i) waive a portion of its management fee to achieve an effective net management fee rate of 0.70% as an annual percentage of average daily net assets of the Fund and (ii) increase the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027.

The Fund's net expense ratio decreased during the Period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Investor Class
Trading Symbol	GFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$9,932	$10,033	$10,395
12/17	$10,185	$10,119	$10,711
12/18	$9,957	$10,309	$10,900
12/19	$10,216	$10,544	$11,795
12/20	$10,924	$10,614	$12,454
12/21	$11,452	$10,619	$12,281
12/22	$13,791	$10,775	$10,903
12/23	$13,257	$11,314	$11,682
12/24	$12,572	$11,908	$12,079
12/25	$12,640	$12,406	$12,666

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	0.54%	2.96%	2.37%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 164,759,208
Advisory Fees Paid, Amount	$ 1,384,775
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$164,759,208
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,384,775

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets ex US Equity	34.3	27.4	6.9	20.6
Developed Markets Currency	55.3	33.7	21.6	12.1
Emerging Markets Equity	9.1	8.7	0.4	8.3
Emerging Markets Currency	19.5	12.7	6.8	5.9
Long-Term Fixed Income	230.2	87.6	142.6	-54.9
Medium-Term Fixed Income	25.6	18.3	7.3	11.0
Short-Term Fixed Income	71.3	35.7	35.6	0.1
Commodities	21.0	6.7	14.3	-7.6
Developed Markets Equity Volatility	1.3	0.6	0.7	-0.1
US Equity	41.6	40.3	1.4	38.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective August 5, 2025, the Fund’s Investment Adviser agreed to (i) waive a portion of its management fee to achieve an effective net management fee rate of 0.70% as an annual percentage of average daily net assets of the Fund and (ii) increase the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027.

The Fund's net expense ratio decreased during the Period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	GMSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/30/18	$10,000	$10,000	$10,000
12/18	$9,948	$10,138	$10,226
12/19	$10,219	$10,369	$11,067
12/20	$10,941	$10,439	$11,684
12/21	$11,488	$10,444	$11,522
12/22	$13,840	$10,596	$10,229
12/23	$13,330	$11,127	$10,960
12/24	$12,652	$11,711	$11,333
12/25	$12,733	$12,201	$11,884

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced April 30, 2018)	0.64%	3.08%	3.20%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.18%	3.17%	2.62%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.27%

Performance Inception Date	Apr. 30, 2018
AssetsNet	$ 164,759,208
Advisory Fees Paid, Amount	$ 1,384,775
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$164,759,208
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,384,775

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets ex US Equity	34.3	27.4	6.9	20.6
Developed Markets Currency	55.3	33.7	21.6	12.1
Emerging Markets Equity	9.1	8.7	0.4	8.3
Emerging Markets Currency	19.5	12.7	6.8	5.9
Long-Term Fixed Income	230.2	87.6	142.6	-54.9
Medium-Term Fixed Income	25.6	18.3	7.3	11.0
Short-Term Fixed Income	71.3	35.7	35.6	0.1
Commodities	21.0	6.7	14.3	-7.6
Developed Markets Equity Volatility	1.3	0.6	0.7	-0.1
US Equity	41.6	40.3	1.4	38.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective August 5, 2025, the Fund’s Investment Adviser agreed to (i) waive a portion of its management fee to achieve an effective net management fee rate of 0.70% as an annual percentage of average daily net assets of the Fund and (ii) increase the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027.

The Fund's net expense ratio decreased during the Period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R
Trading Symbol	GFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.56%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
1/1/16	$10,000	$10,000	$10,000
12/16	$9,881	$10,033	$10,395
12/17	$10,089	$10,119	$10,711
12/18	$9,817	$10,309	$10,900
12/19	$10,027	$10,544	$11,795
12/20	$10,661	$10,614	$12,454
12/21	$11,122	$10,619	$12,281
12/22	$13,321	$10,775	$10,903
12/23	$12,749	$11,314	$11,682
12/24	$12,036	$11,908	$12,079
12/25	$12,036	$12,406	$12,666

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	-	2.46%	1.87%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.39%

AssetsNet	$ 164,759,208
Advisory Fees Paid, Amount	$ 1,384,775
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$164,759,208
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,384,775

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets ex US Equity	34.3	27.4	6.9	20.6
Developed Markets Currency	55.3	33.7	21.6	12.1
Emerging Markets Equity	9.1	8.7	0.4	8.3
Emerging Markets Currency	19.5	12.7	6.8	5.9
Long-Term Fixed Income	230.2	87.6	142.6	-54.9
Medium-Term Fixed Income	25.6	18.3	7.3	11.0
Short-Term Fixed Income	71.3	35.7	35.6	0.1
Commodities	21.0	6.7	14.3	-7.6
Developed Markets Equity Volatility	1.3	0.6	0.7	-0.1
US Equity	41.6	40.3	1.4	38.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective August 5, 2025, the Fund’s Investment Adviser agreed to (i) waive a portion of its management fee to achieve an effective net management fee rate of 0.70% as an annual percentage of average daily net assets of the Fund and (ii) increase the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027.

The Fund's net expense ratio decreased during the Period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	GMQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Fund implements a trend-following strategy that takes long and/or short positions in a wide range of asset classes, including equities, fixed income and currencies, among others, to seek long-term absolute return. The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equities, equity index futures, bonds, bond futures, equity swaps, interest rate swaps, currency forwards and non-deliverable forwards, options, exchange-traded funds (“ETFs”) and structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments. The Fund’s investments are made without restriction as to issuer capitalization, country, currency, maturity or credit rating.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofAML Three-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
4/17/18	$10,000	$10,000	$10,000
12/18	$9,750	$10,144	$10,193
12/19	$10,014	$10,375	$11,031
12/20	$10,712	$10,445	$11,646
12/21	$11,246	$10,450	$11,485
12/22	$13,565	$10,603	$10,196
12/23	$13,052	$11,134	$10,925
12/24	$12,401	$11,718	$11,296
12/25	$12,480	$12,208	$11,845

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	0.64%	3.10%	2.91%
ICE BofAML Three-Month U.S. Treasury Bill Index	4.18%	3.17%	2.62%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)	4.86%	0.34%	2.22%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 164,759,208
Advisory Fees Paid, Amount	$ 1,384,775
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$164,759,208
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$1,384,775

Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets ex US Equity	34.3	27.4	6.9	20.6
Developed Markets Currency	55.3	33.7	21.6	12.1
Emerging Markets Equity	9.1	8.7	0.4	8.3
Emerging Markets Currency	19.5	12.7	6.8	5.9
Long-Term Fixed Income	230.2	87.6	142.6	-54.9
Medium-Term Fixed Income	25.6	18.3	7.3	11.0
Short-Term Fixed Income	71.3	35.7	35.6	0.1
Commodities	21.0	6.7	14.3	-7.6
Developed Markets Equity Volatility	1.3	0.6	0.7	-0.1
US Equity	41.6	40.3	1.4	38.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective August 5, 2025, the Fund’s Investment Adviser agreed to (i) waive a portion of its management fee to achieve an effective net management fee rate of 0.70% as an annual percentage of average daily net assets of the Fund and (ii) increase the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027.

The Fund's net expense ratio decreased during the Period as a result of an increase in management fee waivers.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs